Loans transactions between related parties (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	₩ 120,023
Changes in Loans receivable transactions between related parties
Loans	102,003
Collection	(10,140)
Others	(6,681)
Ending balance	205,205
Associates
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	61,654
Changes in Loans receivable transactions between related parties
Loans	4,592
Collection	(5,083)
Others	(442)
Ending balance	60,721
KNOC Nigerian East & West Oil Co., Ltd. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	28,676
Changes in Loans receivable transactions between related parties
Loans	92
Collection	0
Others	(1,619)
Ending balance	27,149
KNOC Nigerian East & West Oil Co., Ltd. | Accumulated impairment [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(7,325)
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	2,079
Ending balance	(5,246)
PT. Cirebon Electric Power | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	578
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(609)
Others	31
Ending balance	0
Xe-Pian Xe-Namnoy Power Co., Ltd. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	20,955
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(1,263)
Ending balance	19,692
PT Wampu Electric Power | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	16,502
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(4,474)
Others	330
Ending balance	12,358
Gunsan Bio Energy Co., Ltd. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	12,396
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	12,396
Gunsan Bio Energy Co., Ltd. | Accumulated impairment [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(10,128)
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	(10,128)
Bigeum Resident Photovoltaic Power Co., Ltd. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	3,500
Collection	0
Others	0
Ending balance	3,500
Daejung Offshore Wind Power Co., Ltd. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	1,000
Collection	0
Others	0
Ending balance	1,000
Joint ventures
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	58,369
Changes in Loans receivable transactions between related parties
Loans	97,411
Collection	(5,057)
Others	(6,239)
Ending balance	144,484
DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.) | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	2,465
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(2,465)
Others	0
Ending balance	0
DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.) | Accumulated impairment [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(2,465)
Changes in Loans receivable transactions between related parties
Loans	0
Collection	2,465
Others	0
Ending balance	0
Solaseado Solar Power Co., Ltd. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	64,000
Collection	0
Others	0
Ending balance	64,000
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	1,055
Changes in Loans receivable transactions between related parties
Loans	4,458
Collection	0
Others	(669)
Ending balance	4,844
HORUS SOLAR, S.A. DE C.V. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,323
Changes in Loans receivable transactions between related parties
Loans	11,404
Collection	0
Others	(1,347)
Ending balance	13,380
SUNMEX RENOVABLES, S.A. DE C.V. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	144
Changes in Loans receivable transactions between related parties
Loans	1,755
Collection	0
Others	(57)
Ending balance	1,842
Kelar S.A | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	42,158
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(2,542)
Ending balance	39,616
Chun-cheon Energy Co., Ltd. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	5,057
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(5,057)
Others	0
Ending balance	0
DE Energia SpA | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	6,632
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(400)
Ending balance	6,232
Daehan Wind Power PSC | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	11,852
Collection	0
Others	(1,152)
Ending balance	10,700
PT. Tanjung Power Indonesia | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	777
Collection	0
Others	(72)
Ending balance	705
Bitsolar Energy Co., Ltd., | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	3,165
Collection	0
Others	0
Ending balance	₩ 3,165